DERIVATIVE INSTRUMENTS AND HEDGE ACCOUNTING (Details 2)	12 Months Ended
	Dec. 31, 2017 Variation	Dec. 31, 2016 Variation	Dec. 31, 2015 Variation
Discloser Of Derivative Instruments and Hedge Accounting [Abstract]
Value of US 1	2,984.00	3,000.71	3,149.47
Variation	(16.71)	(148.76)	757.01